Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (2,574,642)	$ 1,623,367
Interest and dividend income on cash and marketable securities held in Trust Account	(429,125)	(1,411,854)
Changes in operating assets and liabilities:
Change in fair value of warrants	(248,953)	(1,997,334)
Prepaid expenses	132,091	228,376
Income taxes payable	(173,486)	216,203
Accounts payable and accrued expenses	2,541,062	580,451
Franchise tax payable	(291,137)	176,875
Due to affiliate		(5,000)
Net cash used in operating activities	(1,044,190)	(588,916)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account	(497,337)
Cash withdrawn from Trust Account in connection with Common Stock redemptions	39,154,420	57,810,572
Cash withdrawal from Trust Account for taxes	410,616	414,836
Net cash provided by investing activities	39,067,699	58,225,408
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Common Stock	(39,154,420)	(57,810,572)
Note payable – related party	582,000
Payroll taxes paid by withholding shares
Net cash used in financing activities	(38,572,420)	(57,810,572)
NET CHANGE IN CASH	(548,911)	(174,080)
CASH, BEGINNING OF YEAR	597,306	771,386
CASH, END OF YEAR	48,395	597,306
Supplemental disclosure of noncash activities:
Common stock redemption payable		34,198,758
Excise tax liability	391,544
Vaso Corporation and Subsidaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	4,805,000	11,294,000
Depreciation and amortization	999,000	1,923,000
Deferred income taxes	51,000	(4,788,000)
Loss from investment in EECP Global	206,000	154,000
Provision for credit losses and commission adjustments	66,000	63,000
Share-based compensation	48,000	35,000
Changes in operating assets and liabilities:
Accounts and other receivables	2,062,000	480,000
Due from related parties	(498,000)	(343,000)
Inventories	(22,000)	(416,000)
Deferred commission expense	(36,000)	300,000
Prepaid expenses	(1,271,000)	(103,000)
Other assets, net	(213,000)	(2,422,000)
Accounts payable and accrued expenses	402,000	(521,000)
Accrued commissions	(1,068,000)	950,000
Accrued expenses and other liabilities	(1,549,000)	1,392,000
Sales tax payable	(105,000)	108,000
Deferred revenue	1,397,000	5,838,000
Due to related party	(10,000)	(14,000)
Other long-term liabilities	32,000	486,000
Net cash used in operating activities	5,296,000	14,416,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of equipment and software	(731,000)	(566,000)
Purchases of short-term investments	(24,473,000)	(8,000,000)
Redemption of short-term investments	19,547,000	149,000
Net cash provided by investing activities	(5,657,000)	(8,417,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payroll taxes paid by withholding shares	(6,000)
Repayment of notes payable and finance lease obligations	(128,000)	(230,000)
Net cash used in financing activities	(134,000)	(230,000)
Effect of exchange rate differences on cash and cash equivalents	16,000	27,000
NET CHANGE IN CASH	(479,000)	5,796,000
CASH, BEGINNING OF YEAR	11,821,000	6,025,000
CASH, END OF YEAR	11,342,000	11,821,000
SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION
Interest paid	17,000	44,000
Income taxes paid	89,000	48,000
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Initial recognition of operating lease right of use asset and liability	$ 1,174,000	$ 1,396,000